CIT Equipment Collateral 2006-VT1	Exhibit 99.1
Monthly Servicing Report

		Determination Date:		07/18/06
		Collection Period:	06/01/06	06/30/06
		Record Date:		07/19/06
		Payment Date:		07/20/06
I. AVAILABLE FUNDS

A.	Collections

	a.	Scheduled Payments Received		$31,637,378.45
	b.	Liquidation Proceeds Allocated to Owner Trust		25,461.47
	c.	Prepayments on Contracts		1,043,713.40
	d.	Payments on Purchased Contracts		2,495.12
	e.	Proceeds of Clean-up Call		0.00
	f.	Investment Earnings on Collection Account		0.00

			Total Collections	$32,709,048.44

B.	Determination of Available Funds

	a.	Total Collections		$32,709,048.44
	b.	Servicer Advances		2,672,282.28
	c.	Recoveries of prior Servicer Advances		(2,612,093.63)
	d.	Withdrawal from Reserve Account		117,458.08

			Total Available Funds =	$32,886,695.17

II. DISTRIBUTION AMOUNTS

A.	COLLECTION ACCOUNT DISTRIBUTION

	1.	Servicing Fee		547,493.41

	2.	Class A-1 Note Interest Distribution	862,773.94
		Class A-1 Note Principal Distribution	26,459,181.54
		Aggregate Class A-1 distribution		27,321,955.48

	3.	Class A-2 Note Interest Distribution	765,225.00
		Class A-2 Note Principal Distribution	0.00
		Aggregate Class A-2 distribution		765,225.00

	4.	Class A-3 Note Interest Distribution	1,410,750.00
		Class A-3 Note Principal Distribution	0.00
		Aggregate Class A-3 distribution		1,410,750.00

	5.	Class A-4 Note Interest Distribution	403,297.00
		Class A-4 Note Principal Distribution	0.00
		Aggregate Class A-4 distribution		403,297.00

	6.	Class B Note Interest Distribution	85,901.72
		Class B Note Principal Distribution	643,601.71
		Aggregate Class B distribution		729,503.43

	7.	Class C Note Interest Distribution	86,722.96
		Class C Note Principal Distribution	643,601.71
		Aggregate Class C distribution		730,324.67

	8.	Class D Note Interest Distribution	120,010.56
		Class D Note Principal Distribution	858,135.62
		Aggregate Class D distribution		978,146.18

	9.	Deposit to the Reserve Account		0.00

	10.	Trustee Expenses		0.00

	11.	Remainder to the holder of the equity certificate		0.00

			Collection Account Distributions =	32,886,695.17

B.	INCORRECT DEPOSITS TO BE RETURNED TO CIT		Collection Account Distributions =	0.00

III. INFORMATION REGARDING DISTRIBUTIONS ON THE SECURITIES

	Distribution	Class A-1	Class A-2	Class A-3	Class A-4
	Amounts	Notes	Notes	Notes	Notes

1.	Interest Due	862,773.94	765,225.00	1,410,750.00	403,297.00
2.	Interest Paid	862,773.94	765,225.00	1,410,750.00	403,297.00
3.	Interest Shortfall ((1) minus (2))	0.00	0.00	0.00	0.00
4.	Principal Paid	26,459,181.54	0.00	0.00	0.00

5.	Total Distribution Amount ((2) plus (4))	27,321,955.48	765,225.00	1,410,750.00	403,297.00

	Distribution	Class B	Class C	Class D	Total Offered
	Amounts	Notes	Notes	Notes	Notes

1.	Interest Due	85,901.72	86,722.96	120,010.56	3,734,681.18
2.	Interest Paid	85,901.72	86,722.96	120,010.56	3,734,681.18
3.	Interest Shortfall ((1) minus (2))	0.00	0.00	0.00	0.00
4.	Principal Paid	643,601.71	643,601.71	858,135.62	28,604,520.58

5.	Total Distribution Amount ((2) plus (4))	729,503.43	730,324.67	978,146.18	32,339,201.76

IV. Information Regarding the Securities

A	Summary of Balance Information

		Class	Applicable Coupon Rate	Principal Balance Jul-06 Payment Date	Class Factor Jul-06 Payment Date	Principal Balance Jun-06 Payment Date	Class Factor Jun-06 Payment Date

	a.	Class A-1 Notes	4.98953%	181,041,068.40	0.54861	207,500,249.94	0.62879
	b.	Class A-2 Notes	5.1300%	179,000,000.00	1.00000	179,000,000.00	1.00000
	c.	Class A-3 Notes	5.1300%	330,000,000.00	1.00000	330,000,000.00	1.00000
	d.	Class A-4 Notes	5.1600%	93,790,000.00	1.00000	93,790,000.00	1.00000
	e.	Class B Notes	5.2300%	19,066,161.13	0.84029	19,709,762.84	0.86865
	f.	Class C Notes	5.2800%	19,066,161.13	0.84029	19,709,762.84	0.86865
	g.	Class D Notes	5.4800%	25,421,548.15	0.84030	26,279,683.77	0.86866

	h.	Total Offered Notes		847,384,938.81		875,989,459.39

B	Other Information

		Class	Scheduled Principal Balance Jul-06 Payment Date	Scheduled Principal Balance Jun-06 Payment Date

		Class A-1 Notes	187,472,202.78	215,244,638.74

		Class	Class Percentage	Target Principal Balance Jul-06 Payment Date	Class Floor Jul-06 Payment Date	Target Principal Amount Jun-06 Payment Date	Class Floor Jun-06 Payment Date

		Class A	92.50%	783,831,068.40		810,290,249.94
		Class B	2.25%	19,066,161.12	0.00	19,709,762.84	0.00
		Class C	2.25%	19,066,161.12	0.00	19,709,762.84	0.00
		Class D	3.00%	25,421,548.16	0.00	26,279,683.78	0.00

V. PRINCIPAL

A.	MONTHLY PRINCIPAL AMOUNT

	1.	Principal Balance of Notes and Equity Certificates (End of Prior Collection Period)			875,989,459.39
	2.	Contract Pool Principal Balance (End of Collection Period)			847,384,938.81

		Total monthly principal amount			28,604,520.58

B.	PRINCIPAL BREAKDOWN

				No. of Accounts

	1.	Scheduled Principal		72,735	27,268,406.27
	2.	Prepaid Contracts		162	1,038,690.79
	3.	Defaulted Contracts		24	294,928.40
	4.	Contracts purchased by CIT Financial USA, Inc.		1	2,495.12

		Total Principal Breakdown		72,922	28,604,520.58

VI. CONTRACT POOL DATA

A.	CONTRACT POOL CHARACTERISTICS

				Original Pool	Jul-06 Payment Date	Jun-06 Payment Date

	1.	a. Contract Pool Balance		1,008,422,983.17	847,384,938.81	875,989,459.39
		b. No of Contracts		74,262	72,735	72,922
		c. Pool Factor		1.0000	0.8403	0.8687

	2.	Weighted Average Remaining Term		37.10	33.82	33.82

	3.	Weighted Average Original Term		43.20

B.	DELINQUENCY INFORMATION

			% of Contracts	% of Aggregate Required Payoff Amount	No. Of Accounts	Aggregate Required Payoff Amounts

	1.	Current	96.48%	97.38%	70,173	830,572,287.83
		31-60 days	1.88%	1.75%	1,367	14,921,104.64
		61-90 days	0.69%	0.47%	505	4,022,873.17
		91-120 days	0.51%	0.21%	368	1,756,747.47
		121-150 days	0.44%	0.18%	320	1,557,343.25
		151-180 days	0.00%	0.01%	2	99,975.61
		180+days (1)	0.00%	0.00%	0	0.00

		Total Delinquency	100.00%	100.00%	72,735	852,930,331.97

	2.	Delinquent Scheduled Payments:

		Beginning of Collection Period			5,485,204.51
		End of Collection Period			5,545,393.16

		Change in Delinquent Scheduled Payments			60,188.65

	(1)	Accounts that are more than 180 days past due constitute defaulted contracts and are included under “Defaulted Contract Information” in Section VI C below

C.	DEFAULTED CONTRACT INFORMATION

	1.	Aggregate Contract Balance on Defaulted Contracts			294,928.40
	2.	Liquidation Proceeds (or other cash collections on Defaulted contracts) received			25,461.47

		Current period reported net losses			269,466.93

	3.	Cumulative Reported Net Losses			602,840.40

	4.	Cumulative Net Loss Ratio			0.0598%

	5.	Cummlative Net Loss Trigger			0.5000%

VII. MISCELLANEOUS INFORMATION

A.	SERVICER ADVANCE BALANCE

	1.	Opening Servicer Advance Balance			5,485,204.51
	2.	Current Period Servicer Advance			2,672,282.28
	3.	Recoveries of prior Servicer Advances			(2,612,093.63)

	4.	Ending Servicer Advance Balance			5,545,393.16

	5	Unreimbursed Servicer Advances			0.00

B.	RESERVE ACCOUNT

	1.	Opening Reserve Account			67,889,183.10

	2.	Deposit from the Collection Account			0.00

	3.	Withdrawals from the Reserve Account			(117,458.08)

	4.	Investment Earnings.			280,191.08

	5.	Investment Earnings Distributions to the Depositor			(280,191.08)

	6.	Remaining available amount			67,771,725.02

	7.	Specified Reserve Account Balance			65,672,332.76

	8.	Reserve Account Surplus/(Shortfall)			2,099,392.26

	9.	Distribution of Reserve Account Surplus to the Depositor			(2,099,392.26)

	10.	Ending Reserve Account Balance			65,672,332.76

	11.	Reserve Account deficiency			0.00

	12.	Reserve Account Floor			30,252,689.50

C.	OTHER RELATED INFORMATION

	1.	Discount Rate		5.8890%

	2.	Life to Date Prepayment (CPR)		5.04%

	3.	Life to Date Substitutions:

		a. Prepayments	0.00

		b. Defaults	0.00

	4.	If applicable, Material Changes in how delinquency, charge-offs and uncollectibles are determined:				0

	5.	Any material modification, extensions or waivers to pool asset terms, fees, penalties or payments:				0

	6.	Any material breaches of pool assets representations or warranties or transaction covenants:				0

	7.	Information regarding pool asset substitutions and repurchase:				2,495.12

	8.	Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures used to originate, acquire, or select new pool assets:				0

D1.	Statement of Priority of Distributions Prior to an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2 Note Interest Distribution
c. Class A-3 Note Interest Distribution
d. Class A-4 Note Interest Distribution;
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2 Note Principal Distribution;
9	Class A-3 Note Principal Distribution;
10	Class A-4 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Class A-1 Note Reallocated Principal Distribution
15	Class A-2 Note Reallocated Principal Distribution;
16	Class A-3 Note Reallocated Principal Distribution;
17	Class A-4 Note Reallocated Principal Distribution;
18.	Class B Note Reallocated Principal Distribution;
19	Class C Note Reallocated Principal Distribution;
20	Class D Note Reallocated Principal Distribution;
21	Deposit to the Reserve Account;
22	Any amounts owing to the Trustees; and
23	Remainder to the holder of the equity certificate.

D2.	Statement of Priority of Distributions After an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2 Note Interest Distribution
c. Class A-3 Note Interest Distribution
d. Class A-4 Note Interest Distribution;
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2 Note Principal Distribution;
9	Class A-3 Note Principal Distribution;
10	Class A-4 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Deposit to the Reserve Account;
15	Any amounts owing to the Trustees; and
16	Remainder to the holder of the equity certificate.

E.	DELINQUENCY, NET LOSSES AND CPR HISTORY

	Collection Periods	% of Aggregate Required Payoff Amounts 31-60 Days Past Due	% of Aggregate Required Payoff Amounts 61-90 Days Past Due	% of Aggregate Required Payoff Amounts 91-120 Days Past Due	% of Aggregate Required Payoff Amounts 121-150 Days Past Due	% of Aggregate Required Payoff Amounts 151-180 Days Past Due	(2)

	06/30/06	1.75%	0.47%	0.21%	0.18%	0.01%
	05/31/06	2.03%	0.41%	0.21%	0.00%	0.00%
	04/30/06	1.48%	0.60%	0.00%	0.00%	0.00%
	03/31/06	2.15%	0.00%	0.00%	0.00%	0.00%
	02/28/06	0.00%	0.00%	0.00%	0.00%	0.00%

Collection Month	Monthly Net Loss Percentage	Monthly Net Losses	LTD CPR

June-06	0.027%	269,466.93	5.04%
May-06	0.025%	256,687.85	5.80%
April-06	0.008%	76,685.62	6.47%
March-06	0.000%	0.00	9.70%
February-06	0.000%	0.00	10.75%

(2)	Accounts that are more than 180 days past due constitute defaulted contracts and are included under “Defaulted Contract Information” in Section VI C above

CITEC 2006-VT1 Statistical Information by Business Units

Coll. Period	Portfolio Name	CPB ($)	RPA ($)	Cumulative Gross Losses ($)	Cumulative Net Losses ($)	Cum. Gross Losses %	Cum. Net Losses %	LTD CPR

06/30/06	Avaya Portfolio	$168,224,819.54	$168,992,483.55	$558,678.03	$550,800.95	0.29%	0.29%	5.60%
06/30/06	DFS Portfolio	468,226,726.11	471,785,747.87	74,975.08	0.00	0.01%	0.00%	5.33%
06/30/06	Other	210,933,393.16	212,152,100.55	56,348.39	52,039.45	0.02%	0.02%	3.92%

	Totals	847,384,938.81	852,930,331.97	690,001.50	602,840.40	0.068%	0.0598%	5.04%

Coll. Period	Portfolio Name	Delq. Current %	Delq 31-60%	Delq 61-90%	Delq 91-120%	Delq 121-150%	Delq 151-180%	Delq 180+ %

06/30/06	Avaya Portfolio.	97.10%	2.21%	0.57%	0.11%	0.03%	0.00%	0.00%
06/30/06	DFS Portfolio	97.61%	1.41%	0.42%	0.27%	0.25%	0.02%	0.00%
06/30/06	Other	97.08%	2.14%	0.50%	0.13%	0.15%	0.00%	0.00%

	Totals	97.38%	1.75%	0.47%	0.21%	0.18%	0.01%	0.00%

Coll. Period	Portfolio Name	Delq. Current	No. of Delq Current	Delq 31-60	No. of Delq 31-60	Delq 61-90	No. of Delq 61-90	Delq 91-120

06/30/06	Avaya Portfolio.	$164,088,071.61	6,617	$3,726,668.81	146	$954,889.63	65	$179,359.71
06/30/06	DFS Portfolio	460,532,504.53	48,206	6,663,640.29	918	2,001,605.39	357	1,297,098.30
06/30/06	Other	205,951,711.69	15,350	4,530,795.54	303	1,066,378.15	83	280,289.46

	Totals	830,572,287.83	70,173	14,921,104.64	1,367	4,022,873.17	505	1,756,747.47

Coll. Period	Portfolio Name	No. of Delq 91-120	Delq 121-150	No. of Delq 121-150	Delq 151-180	No. of Delq 151-180	Delq 180+	No. of Delq 180+

06/30/06	Avaya Portfolio.	22	$43,493.79	5	$0.00	0	$0.00	0
06/30/06	DFS Portfolio	316	1,190,923.75	292	99,975.61	2	0.00	0
06/30/06	Other	30	322,925.71	23	0.00	0	0.00	0

	Totals	368	1,557,343.25	320	99,975.61	2	0.00	0